21. Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Provision For Contingencies Tables Abstract
Provision for contingencies
	PIS/COFINS	Taxes and other	Social security and labor	Civil	Regulatory	Total
Balance at December 31, 2016	148	586	302	109	32	1,177
Additions	162	125	856	241	44	1,428
Payments	-	(37)	(301)	(94)	(15)	(447)
Reversals	(114)	(102)	(328)	(178)	(31)	(753)
Transfer to installments taxes	(42)	(89)	-	-	-	(131)
Monetary adjustment	(26)	38	116	34	5	167
Liabilities related to assets held for sale and discontinued operations (see Note 32)	(54)	42	(314)	(7)	(1)	(334)
Balance at December 31, 2017	74	563	331	105	34	1,107
Additions	119	268	998	316	46	1,747
Payments	-	(2)	(812)	(183)	(24)	(1,021)
Reversals	(65)	(93)	(597)	(229)	(33)	(1,017)
Monetary adjustment	(4)	8	118	32	5	159
Liabilities related to assets held for sale and discontinued operations (see Note 32)	(38)	(2)	253	48	(1)	260
Balance at December 31, 2018	86	742	291	89	27	1,235

Judicial deposits
	2018	2017

Tax	237	204
Labor	463	474
Civil and other	34	42
Regulatory	42	42
Total	776	762

Guarantees
Lawsuits	Property and equipment		Letter of Guarantee		Total
	2018	2017	2018	2017	2018	2017

Tax	838	858	9,033	7,324	9,871	8,182
Labor	3	3	190	91	193	94
Civil and other	9	-	252	125	261	125
Regulatory	3	6	181	154	184	160
Total	853	867	9,656	7,694	10,509	8,561